Current and Future Changes in Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Transition of Operating Lease Commitments (IAS 17) to Lease Liabilities (IFRS 16)

The following table sets forth the adjustments to the Bank’s operating lease commitments disclosed under IAS 17 as at October 31, 2019, which were used to derive the lease liabilities recognized by the Bank as at November 1, 2019:

(millions of Canadian dollars)	Amount [1]
Operating lease commitments disclosed as at October 31, 2019	$7,621
Commitments for leases that have not commenced at November 1, 2019, and commitments for non-lease payments[2]	(2,577)
Effect of recognition exemption for short-term and low value leases	(29)
Effect of extension and termination options reasonably certain to be exercised and other	4,732
Effect of discounting using the incremental borrowing rate[3]	(4,083)
Lease liabilities recognized as at November 1, 2019	$5,664

[1]	Certain amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Non-lease payments include taxes and estimated operating expenses.
[3]	The weighted average incremental borrowing rate was 2.8%.